Consolidated Statement of Stockholder's Equity (Deficiency) (USD $)	Total	Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Deficit	Other Comprehensive Income	Non-Controlled Interest in Subsidiary	Subscription Receivable	Accumulated Deficit During the Development Stage
Beginning Balance at Jan. 16, 2011
Beginning Balance, Shares at Jan. 16, 2011
Common stock subscription			500	24,500				(25,000)
Common stock subscription, (Shares)			5,000,000
Net Loss	(8,735)								(8,735)
Balance at Mar. 31, 2011	(8,735)		500	24,500	(8,735)			(25,000)	(8,735)
Balance, Shares at Mar. 31, 2011			5,000,000
Beginning Balance at Jan. 16, 2011
Net Loss	(76,269)								(8,735)
Balance at Mar. 31, 2013	(51,269)		500	24,500	(76,269)				(76,269)
Balance, Shares at Mar. 31, 2013			5,000,000
Beginning Balance at Mar. 31, 2011	(8,735)		500	24,500	(8,735)			(25,000)	(8,735)
Beginning Balance, Shares at Mar. 31, 2011			5,000,000
Common stock subscription proceeds	25,000							25,000
Net Loss	(29,945)								(29,945)
Balance at Mar. 31, 2012	(13,680)		500	24,500	(38,680)				(38,680)
Balance, Shares at Mar. 31, 2012			5,000,000
Net Loss	(37,589)								(37,589)
Balance at Mar. 31, 2013	(51,269)		500	24,500	(76,269)				(76,269)
Balance, Shares at Mar. 31, 2013			5,000,000
Beginning Balance at Dec. 31, 2012			513	12,817,141	(17,373,765)	188,280
Beginning Balance, Shares at Dec. 31, 2012			5,133,096
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value	174,578		26	2,353,322
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Shares			261,665
Common shares issued in payment of notes payable - related party at 6.42 per shares, December 2013, Value	926,386		14	926,372
Common shares issued in payment of notes payable - related party at 6.42 per shares, December 2013, Shares			144,321
Common shares issued in payment of note payable - related party at 6.42 per shares, December 2013, Value	1,770,757		28	1,770,730
Common shares issued in payment of note payable - related party at 6.42 per shares, December 2013, Shares			275,863
Equity Adjustment for Foreign Currency Translation						(219,470)
Net Loss					(2,147,361)
Balance at Dec. 31, 2013	(1,684,170)		581	17,867,565	(19,521,126)	(31,190)
Balance, Shares at Dec. 31, 2013			5,814,945
To record the recapitalization of Subsidiary in connection with the February 12, 2014 Share Exchange Agreement wherein the DanDrit Biotech USA Inc. (''Parent'') issued 5,814,945 common shares to acquire a 97% interest in DanDrit Biotech A/S (''Subsidiary'')DanDrit Biotech USA Inc., (Formerly Putnam Hills Corp), Value			500	24,500	(104,232)
To record the recapitalization of Subsidiary in connection with the February 12, 2014 Share Exchange Agreement wherein the DanDrit Biotech USA Inc. (''Parent'') issued 5,814,945 common shares to acquire a 97% interest in DanDrit Biotech A/S (''Subsidiary'')DanDrit Biotech USA Inc., (Formerly Putnam Hills Corp), shares			5,000,000
Common shares Canceled and returned to authorized in connection with the Share exchange agreement, Value			(440)	440
Common shares Canceled and returned to authorized in connection with the Share exchange agreement, Shares			(4,400,000)
To record the issuance of 1,400,000 and 40,000 common shares in connection with the acquisition and offering valued at $5 per share or $7,000,000 nd $200,000, respectfully.			(144)	7,199,856	(7,200,000)
To record the issuance of 1,400,000 and 40,000 common shares in connection with the acquisition and offering valued at $5 per share or $7,000,000 nd $200,000, respectfully, Shares			1,440,000
To eliminate the accumulated deficit of Putnam Hills Corp in connection with the recapitalization Share Exchange Agreement, Value				(7,304,232)	7,304,232
To eliminate the accumulated deficit of Putnam Hills Corp in connection with the recapitalization Share Exchange Agreement, shares
Equity Adjustment for Foreign Currency Translation	3,354					3,354
Net Loss	(426,054)				(426,054)
Balance at Mar. 31, 2014	$ (2,347,609)		$ 785	$ 17,788,129	$ (19,947,180)	$ (27,836)
Balance, Shares at Mar. 31, 2014			7,854,945